Other Payables and Accrued Liabilities	12 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 12 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,
	2022	2023
	RMB	RMB
Advance from customers	16,607	17,087
Accrued payroll	10,220	11,910
VAT payable	1,484	7,292
Refund liabilities	1	1
Product warranty	50	50
Other payables	15,786	18,432
Total	44,148	54,772

As of March 31, 2022, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB3.4 million advance refundable to a customer and RMB2.3 million payable for materials provided by a customer for processing and assembling mobile phones. As of March 31, 2023, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB2.2 million advance refundable to a customer and RMB3 million refundable to a vendor.